FINANCIAL INSTRUMENTS BY CATEGORY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets
Financial assets

	Financial assets at amortized cost	Financial assets at value through profit or loss
	US$’000	US$’000
Trade receivables	100,041	—
Financial assets included in prepayments, other receivables and other assets (note 16)	56,303	—
Financial assets measured at fair value through profit and loss	—	663
Time deposits	34,703	—
Pledged deposits	357	—
Cash and cash equivalents	1,277,713	—
Total	1,469,117	663
Financial assets

	Financial assets at amortized cost	Financial assets at value through profit or loss
	US$’000	US$’000
Trade receivables	90	—
Financial assets included in prepayments, other receivables and other assets (note 16)	43,029	—
Financial assets measured at fair value through profit and loss	—	185,603
Time deposits	54,016	—
Pledged deposits	1,270	—
Cash and cash equivalents	786,031	—
Total	884,436	185,603

Summary of Financial Liabilities
Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at fair value
	US$’000	US$’000
Trade payables	20,160	—
Financial liabilities included in other payables and accruals (note 19)	11,944	—
Collaboration interest-bearing advanced funding	281,328	—
Lease liabilities	47,344	—
Total	360,776	—
Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at fair value
	US$’000	US$’000
Trade payables	32,893	—
Warrant liability	—	67,000
Financial liabilities included in other payables and accruals (note 19)	10,960	—
Collaboration interest-bearing advanced funding	260,932	—
Lease liabilities	23,602	—
Total	328,387	67,000